NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2025
Net loss per share attributable to ordinary shareholders
NET LOSS PER SHARE

27. NET LOSS PER SHARE

Basic and diluted net loss per share for each of the years/periods presented are calculated as follows:

	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2025
	RMB	RMB	RMB

Numerator:
Net loss attributable to YUNJI INC’s ordinary shareholders	(165,129)	(123,110)	(133,284)

Denominator:
Denominator for basic earnings per ordinary share
-Weighted average ordinary shares outstanding	1,971,108,505	1,967,498,669	1,970,423,265

Denominator for diluted earnings per ordinary share	1,971,108,505	1,967,498,669	1,970,423,265

Net loss per share attributable to ordinary shareholders:
- Basic	(0.08)	(0.06)	(0.07)
- Diluted	(0.08)	(0.06)	(0.07)

Basic net loss per share is computed using the weighted average number of ordinary shares outstanding during the period. Diluted net loss per share is computed using the weighted average number of ordinary shares and dilutive potential ordinary shares outstanding during the period.

As the Group incurred losses for the years ended December 31, 2023, 2024 and 2025, these potential ordinary shares were anti-dilutive and excluded from the calculation of diluted net loss per share of the Company.